Accounts Receivable - Schedule of Accounts Receivable (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Accounts receivable [abstract]
Settlement receivables	¥ 91,343	¥ 94,087
Other receivables	59,815	47,819
Loss allowance	(786)	(852)
Total	¥ 150,372	¥ 141,054